Payables and accrued liabilities (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure of Detailed Information about Payables and Accrued Liabilities Explanatory

	March 31, 2022	December 31, 2021
	$	$
Trade accounts payable	1,022	934
Salaries, employment taxes and benefits	517	531
Accrued research and development costs	695	596
Other accrued liabilities	561	611
	2,795	2,672